Cassidy & Associates
                  Attorneys at Law
                 215 Apolena Avenue
           Newport Beach, California 92662
                     ----------
             Email:  CassidyLaw@aol.com


Telephone: 202/387-5400              Fax:  949/673-4525

                    March 16, 2013

Pamela A. Long
Division of Corporation Finance
United States Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549


          Re:  Harrogate Acquisition Corporation
		File No. 0-54827

Dear Ms. Long:

     Attached for filing with the Securities and Exchange
Commission in response to the Commission's letter of March 4, 2013, is Amendment No. 3 to the Harrogate Acquisition
Corporation Form 10-12G.

     The following response addresses the comment of the reviewing staff of the Commission as set forth in its comment letter.

Conflicts of Interest

    1. The noted disclosure has been amended and appears in the second paragraph of the section.


General

    2. The registrant notes the Staff's comment and intends to file the required reports as due. The Form 10-Q for the period ended September 30, 2012 will be filed as soon as the accounting for such period is completed. The Company expects such to be filed shortly.

                         Sincerely,



                         /s/ Lee W. Cassidy